CURRENT AND DEFERRED TAXES (Details Narrative) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of non-adjusting events after reporting period [line items]
Income tax, applicable tax rate (in percent)	[1]		25.50%	24.00%	22.50%
Total Deferred tax assets not recognized			$ 81,155	$ 115,801	$ 15,513
Tax loss under deferred tax assets not recognized			$ 247,920	$ 340,591	$ 45,628
Changes In Tax Rates Or Tax Laws Enacted Or Announced [Member]
Disclosure of non-adjusting events after reporting period [line items]
Income tax, applicable tax rate (in percent)		27.00%	25.00%

[1]	On September 29, 2014, Law No. 20,780 "Amendment to the system of income taxation and introduces various adjustments in the tax system." was published in the Official Journal of the Republic of Chile. Within major tax reforms that this law contains, the First-Category Tax rate is gradually modified from 2014 to 2018 and should be declared and paid in tax year 2015.